As filed with the Securities and Exchange Commission on April 30, 2020

Securities Act File No. 333-173276

Investment Company Act of 1940 File No. 811-22542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

Post-Effective Amendment No. 153 / X /

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /

Amendment No. 159 / X /

SSGA Active Trust

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02210

---------------

(Address of Principal Executive Offices)

Registrant's Telephone Number: (617) 664-1465

Sean O'Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210 (Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis and Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Rule 485, paragraph (b) [X] on May 30, 2020 pursuant to Rule 485, paragraph (b)

[ ] 60 days after filing pursuant to Rule 485, paragraph (a)(1)

[ ] on _________________ pursuant to Rule 485, paragraph (a)(1)

[ ] 75 days after filing pursuant to Rule 485, paragraph (a)(2)

[ ] on _________________ pursuant to Rule 485, paragraph (a)(2)

[X]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 153 to the Registrant's Registration Statement on Form N- 1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of delaying, until May 30, 2020, the effectiveness of Post-Effective Amendment No. 150 to the Registrant's Registration Statement on Form N-1A related to the SPDR [SSGA Responsible Reserves ESG] ETF, which was filed pursuant to Rule 485(a) under the Securities Act on December 20, 2019 (the "Amendment").

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SSGA Active Trust, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 30th day of April, 2020.

SSGA ACTIVE TRUST

/s/ Ellen M. Needham

By:   Ellen M. Needham President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE
/s/ Bonny E. Boatman*	Trustee	April 30, 2020
Bonny E. Boatman
/s/ Dwight D. Churchill*	Trustee	April 30, 2020
Dwight D. Churchill
/s/ Frank Nesvet*	Trustee	April 30, 2020
Frank Nesvet
/s/ Clare S. Richer*	Trustee	April 30, 2020
Clare S. Richer
/s/ Sandra G. Sponem*	Trustee	April 30, 2020
Sandra G. Sponem
/s/ Carl G. Verboncoeur*	Trustee	April 30, 2020
Carl G. Verboncoeur
/s/ James E. Ross*	Trustee	April 30, 2020
James E. Ross
/s/ Ellen M. Needham	President and Principal Executive Officer	April 30, 2020
Ellen M. Needham
/s/ Bruce S. Rosenberg	Treasurer and Principal Financial Officer	April 30, 2020
Bruce S. Rosenberg
*By: /s/ Andrew DeLorme
Andrew DeLorme
As Attorney-in-Fact
Pursuant to Power of Attorney